Offerings	Jun. 22, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	3,337,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 3,337,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 460.84
Offering Note	.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	2,901,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 2,901,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 400.63
Offering Note	.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	2,343,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 2,343,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 323.57
Offering Note	.